Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Borrowings
	2025 US$’000	2024 US$’000
Current
Bank borrowings	184,773	252,556
Sale and leaseback liabilities	5,925	64,506
Other lease liabilities	21,876	19,233
	212,574	336,295

Non-current
Bank borrowings	863,352	322,820
Sale and leaseback liabilities	31,170	461,924
Other lease liabilities	15,880	1,210
	910,402	785,954
Total borrowings	1,122,976	1,122,249

Bank Borrowings	The table below summarises key information of the bank borrowings:

Facility amount	Outstanding amount US$’000	Maturity date
US$473 million facility	49,897
- US$413 million term loan		2026
- US$60 million revolving credit facility		2026
US$84 million facility	71,050	2029
US$40 million facility	33,007	2029
US$303 million facility	—
- US$303 million revolving credit facility		2029
US$715 million facility	637,000
- US$715 million revolving credit facility		2032
Up to US$175 million borrowing base facility	47,500	2026
Up to US$175 million borrowing base facility (with an accordion option of up to US$75 million)	57,000	2026
US$175 million facility	160,000
- US$175 million revolving credit facility		2032

Borrowings Subsequently Derecognized	These transactions were accounted for as an extinguishment of existing sale and leaseback liabilities.

Facility amount	Outstanding amount US$’000	Maturity date
CMB finance lease	15,179	2033
Hafnia Tankers finance leases	21,917	2029 – 2030

Weighted Average Effective Interest Rates of Borrowings	The weighted average effective interest rates per annum of total borrowings at the balance sheet date are as follows:
	2025	2024
Bank borrowings	5.3%	6.8%
Sale and leaseback liabilities	5.8%	6.9%

Maturity of Borrowings
The contractual undiscounted cash flows have the following maturity:

	2025 US$’000	2024 US$’000
Later than one year and not later than five years	459,412	517,013
Later than five years	450,990	268,941
	910,402	785,954